Financial Instruments and Risk Management - Schedule of Financial Instruments and Risk Management (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)	Jun. 30, 2025 USD ($)
Financial assets at amortized cost
Trade receivables	$ 3,978,032	RM 16,220,423	RM 20,919,764
Other receivables	748,515	3,052,075	1,695,159
Amount due from related parties	1,110,739	4,529,037	2,457,382
Cash and bank balances	17,806,452	72,605,810	80,243,158	$ 23,037,161
Total financial assets	23,643,738	96,407,345	105,315,463
Financial assets at FVTPL [Abstract]
Other investment	246,779	1,006,240
Financial liabilities at amortized cost
Trade payables	(8,396,393)	(34,236,294)	(18,315,260)
Other payables and accrued liabilities	(4,284,830)	(17,471,394)	(8,951,463)
Convertible securities payable	(12,953,974)	(52,819,830)	(64,170,406)
Bank and other borrowings	(27,047,626)	(110,286,692)	(63,340,867)
Amount due to related parties	(115,126)	(469,425)	(3,901,595)
Total financial liabilities	$ (52,797,949)	RM (215,283,635)	RM (158,679,591)